Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2023	Mar. 31, 2022
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	[1]	¥ 29,389	¥ 31,829
Fair value of plan assets		4,914	5,954
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations		29,389	31,829
Fair value of plan assets		¥ 4,914	¥ 5,954

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.